REPORT FOR THE CALENDAR QUARTER, ENDED June 30, 2008

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended June 30, 2008

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                (Please read instructions before preparing form.)
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                        If amended report check here: [ ]
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Name of Institutional Investment Manager:

                   GOODHOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of August, 2008.

                                    GoodHope Advisers, LLC
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                      1
Form 13 F Information Table Entry Total:         5,054,805
Form 13 F Information Table Value Total:    219,522 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D BLACKSTONE GROUP LP /THE BX JA CALL             09253U108     1560     2000 SH       SOLE                   2000        0        0
D TYCO ELECTRONICS LTD           COM NEW          G9144P105    23261   677781 SH       SOLE                 677781        0        0
D AMPHENOL CORP NEW              CL A             032095101    15798   424096 SH       SOLE                 424096        0        0
D ANALOG DEVICES INC             COM              032654105     4570   154800 SH       SOLE                 154800        0        0
D CHESAPEAKE ENERGY CORP         COM              165167107     5664   122726 SH       SOLE                 122726        0        0
D CITIGROUP INC                  COM              172967101     8996   420000 SH       SOLE                 420000        0        0
D CLEAR CHANNEL COMMUNICATIONS   COM              184502102     3653   125000 SH       SOLE                 125000        0        0
D CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    13841   728090 SH       SOLE                 728090        0        0
D DEVON ENERGY CORP NEW          COM              25179M103    12833   123000 SH       SOLE                 123000        0        0
D DIRECTV GROUP INC              COM              25459L106     4256   171700 SH       SOLE                 171700        0        0
D EATON CORP                     COM              278058102    14196   178181 SH       SOLE                 178181        0        0
D FEDERAL HOME LN MTG CORP       COM              313400301     2532   100000 SH       SOLE                 100000        0        0
D FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2694    28000 SH       SOLE                  28000        0        0
D GENERAL DYNAMICS CORP          COM              369550108     4919    59000 SH       SOLE                  59000        0        0
D INTERNATIONAL BUSINESS MACHS   COM              459200101     8221    71400 SH       SOLE                  71400        0        0
D LINEAR TECHNOLOGY CORP         COM              535678106     4840   157700 SH       SOLE                 157700        0        0
D LOCKHEED MARTIN CORP           COM              539830109    15138   152443 SH       SOLE                 152443        0        0
D MORGAN STANLEY                 COM NEW          617446448    13710   300000 SH       SOLE                 300000        0        0
D NUCOR CORP                     COM              670346105     9186   135600 SH       SOLE                 135600        0        0
D PARKER HANNIFIN CORP           COM              701094104    14644   211400 SH       SOLE                 211400        0        0
D QUALCOMM INC                   COM              747525103     7565   184500 SH       SOLE                 184500        0        0
D RAYTHEON CO                    COM NEW          755111507     8012   124000 SH       SOLE                 124000        0        0
D ST JUDE MED INC                COM              790849103     3680    85200 SH       SOLE                  85200        0        0
D STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     2070    40000 SH       SOLE                  40000        0        0
D TJX COS INC NEW                COM              872540109     1984    60000 SH       SOLE                  60000        0        0
D UNITED STATES STL CORP NEW     COM              912909108     6090    48000 SH       SOLE                  48000        0        0
D WILLIAMS COS INC DEL           COM              969457100     5613   170188 SH       SOLE                 170188        0        0
S REPORT SUMMARY                 27 DATA RECORDS    219522   5054805      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED